Average Annual Total Returns - National Security Emerging Markets Index ETF		12 Months Ended	25 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Alerian National Security Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent		37.25%	21.24%
MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	22.06%
National Security Emerging Markets Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		35.50%	18.04%
Performance Inception Date		Dec. 06, 2023
National Security Emerging Markets Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.93%	17.05%
National Security Emerging Markets Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.38%	13.65%

[1]	The MSCI Emerging Markets Index captures large and mid cap representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.